Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.15%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	123,000	$ 105,350
Total Convertible Bond (cost $109,209)		105,350

Corporate Bonds — 86.05%
Automotive — 2.32%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	371,690
Ford Motor Credit
3.375% 11/13/25	260,000	230,086
4.542% 8/1/26	270,000	240,790
5.584% 3/18/24	470,000	461,425

Goodyear Tire & Rubber 5.25% 7/15/31	470,000	376,576
		1,680,567
Banking — 0.96%
Barclays 6.125% 12/15/25 μ, ψ	465,000	392,390
Deutsche Bank 6.00% 10/30/25 μ, ψ	400,000	302,000
		694,390
Basic Industry — 6.24%
ATI
4.875% 10/1/29	105,000	87,448
5.125% 10/1/31	235,000	192,405

Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	264,469
Chemours 144A 5.75% 11/15/28 #	485,000	397,802
Domtar 144A 6.75% 10/1/28 #	216,000	166,382
Eldorado Gold 144A 6.25% 9/1/29 #	460,000	351,486
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	396,981
144A 7.50% 4/1/25 #	520,000	501,168
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	287,524
144A 6.125% 4/15/32 #	150,000	129,114

Hudbay Minerals 144A 6.125% 4/1/29 #	215,000	173,716
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	490,000	408,640
Novelis
144A 3.875% 8/15/31 #	95,000	71,065
144A 4.75% 1/30/30 #	975,000	801,967

Vibrantz Technologies 144A 9.00% 2/15/30 #	447,000	291,836
		4,522,003
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 3.35%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	$ 291,860
Bombardier 144A 6.00% 2/15/28 #	151,000	126,563
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	75,000	68,401
Granite US Holdings 144A 11.00% 10/1/27 #	225,000	212,522
Madison IAQ 144A 5.875% 6/30/29 #	455,000	317,717
Sealed Air 144A 5.00% 4/15/29 #	215,000	192,174
Terex 144A 5.00% 5/15/29 #	545,000	468,837
TK Elevator Holdco 144A 7.625% 7/15/28 #	215,000	180,494
TransDigm 4.625% 1/15/29	710,000	573,336
		2,431,904
Communications — 7.19%
Altice France 144A 5.50% 10/15/29 #	690,000	520,884
Altice France Holding 144A 6.00% 2/15/28 #	705,000	448,681
Connect Finco 144A 6.75% 10/1/26 #	590,000	516,777
Consolidated Communications
144A 5.00% 10/1/28 #	220,000	153,420
144A 6.50% 10/1/28 #	510,000	382,500

Digicel International Finance 144A 8.75% 5/25/24 #	410,000	375,941
Frontier Communications Holdings
144A 5.875% 10/15/27 #	560,000	503,166
144A 6.75% 5/1/29 #	255,000	210,960
144A 8.75% 5/15/30 #	110,000	110,250

LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	280,000	232,785
Northwest Fiber 144A 4.75% 4/30/27 #	275,000	239,873
Sable International Finance 144A 5.75% 9/7/27 #	320,000	280,059
Sprint 7.625% 3/1/26	450,000	466,196
T-Mobile USA
3.375% 4/15/29	260,000	225,030
3.50% 4/15/31	199,000	167,542

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	375,361
		5,209,425
Consumer Goods — 1.32%
JBS USA LUX 144A 5.50% 1/15/30 #	625,000	578,431
Pilgrim's Pride 144A 4.25% 4/15/31 #	465,000	372,133
NQ-FLA [9/22] 11/22 (2605051)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)
Scotts Miracle-Gro 4.00% 4/1/31	15,000	$ 10,593
		961,157
Consumer Non-Cyclical — 0.38%
1375209 BC 144A 9.00% 1/30/28 #	104,937	104,675
Bausch Health
144A 11.00% 9/30/28 #	186,552	151,107
144A 14.00% 10/15/30 #	37,311	20,521
		276,303
Energy — 12.19%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	441,441
144A 7.00% 11/1/26 #	230,000	221,991
Callon Petroleum
144A 7.50% 6/15/30 #	200,000	175,490
144A 8.00% 8/1/28 #	290,000	268,098

CNX Midstream Partners 144A 4.75% 4/15/30 #	240,000	188,770
CNX Resources 144A 6.00% 1/15/29 #	485,000	443,666
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	522,000	467,900
EQM Midstream Partners 144A 4.75% 1/15/31 #	822,000	654,394
Genesis Energy
5.625% 6/15/24	100,000	94,195
7.75% 2/1/28	375,000	326,696
8.00% 1/15/27	775,000	681,008
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	454,356
144A 6.00% 2/1/31 #	70,000	60,910
144A 6.25% 4/15/32 #	268,000	237,788

Murphy Oil 6.375% 7/15/28	820,000	776,085
NuStar Logistics
5.625% 4/28/27	185,000	161,564
6.00% 6/1/26	267,000	244,973
6.375% 10/1/30	530,000	454,672
Occidental Petroleum
4.20% 3/15/48	25,000	20,053
4.40% 4/15/46	100,000	82,401
4.40% 8/15/49	200,000	164,112
4.50% 7/15/44	105,000	87,976
6.45% 9/15/36	225,000	225,554
6.60% 3/15/46	185,000	190,976
6.625% 9/1/30	165,000	167,870

PDC Energy 5.75% 5/15/26	588,000	544,767
Southwestern Energy
5.375% 2/1/29	75,000	68,168
5.375% 3/15/30	750,000	677,404

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Weatherford International 144A 8.625% 4/30/30 #	295,000	$ 257,579
		8,840,857
Financial Services — 3.90%
AerCap Holdings 5.875% 10/10/79 μ	600,000	536,469
Air Lease 4.65% 6/15/26 μ, ψ	450,000	376,820
Ally Financial 8.00% 11/1/31	330,000	346,462
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	710,000	604,752
Hightower Holding 144A 6.75% 4/15/29 #	300,000	245,320
Medline Borrower 144A 3.875% 4/1/29 #	385,000	309,288
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	295,000	226,345
144A 6.50% 5/1/28 #	210,000	179,783
		2,825,239
Healthcare — 8.18%
Avantor Funding 144A 3.875% 11/1/29 #	1,270,000	1,033,990
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	351,577
CHS
144A 4.75% 2/15/31 #	470,000	316,707
144A 8.00% 3/15/26 #	240,000	208,190
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	170,000	150,733
144A 6.50% 10/15/28 #	255,000	216,942

DaVita 144A 4.625% 6/1/30 #	405,000	314,363
Encompass Health
4.625% 4/1/31	145,000	114,877
4.75% 2/1/30	360,000	296,734

Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	462,969
HCA
3.50% 9/1/30	170,000	140,742
5.375% 2/1/25	155,000	153,329
5.875% 2/15/26	125,000	123,445
5.875% 2/1/29	255,000	248,291

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	470,000	382,803
Organon & Co. 144A 5.125% 4/30/31 #	665,000	545,852
Surgery Center Holdings 144A 10.00% 4/15/27 #	245,000	238,568

2    NQ-FLA [9/22] 11/22 (2605051)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 4.375% 1/15/30 #	235,000	$ 196,662
144A 6.125% 10/1/28 #	265,000	232,591
6.875% 11/15/31	223,000	198,579
		5,927,944
Insurance — 3.68%
GTCR AP Finance 144A 8.00% 5/15/27 #	156,000	143,817
HUB International 144A 5.625% 12/1/29 #	655,000	548,219
NFP
144A 6.875% 8/15/28 #	500,000	390,827
144A 7.50% 10/1/30 #	185,000	175,786

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	620,884
USI 144A 6.875% 5/1/25 #	821,000	790,205
		2,669,738
Leisure — 5.80%
Boyd Gaming
4.75% 12/1/27	505,000	447,935
144A 4.75% 6/15/31 #	301,000	244,195
Caesars Entertainment
144A 6.25% 7/1/25 #	290,000	279,972
144A 8.125% 7/1/27 #	245,000	234,565
Carnival
144A 5.75% 3/1/27 #	1,155,000	811,705
144A 6.00% 5/1/29 #	150,000	98,743
144A 7.625% 3/1/26 #	450,000	342,682
Royal Caribbean Cruises
144A 5.50% 8/31/26 #	50,000	38,314
144A 5.50% 4/1/28 #	1,372,000	964,269

Scientific Games Holdings 144A 6.625% 3/1/30 #	455,000	365,463
Scientific Games International 144A 7.25% 11/15/29 #	405,000	377,460
		4,205,303
Media — 10.44%
AMC Networks 4.25% 2/15/29	450,000	333,750
Arches Buyer 144A 6.125% 12/1/28 #	465,000	360,821
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	475,000	367,280
CCO Holdings
144A 4.50% 8/15/30 #	875,000	694,142
4.50% 5/1/32	120,000	91,735
144A 5.375% 6/1/29 #	365,000	320,288

CMG Media 144A 8.875% 12/15/27 #	645,000	493,619
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 4.625% 12/1/30 #	900,000	$ 613,643
144A 5.00% 11/15/31 #	440,000	291,458

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	408,817
Directv Financing 144A 5.875% 8/15/27 #	670,000	579,131
DISH DBS 144A 5.75% 12/1/28 #	415,000	314,410
Gray Escrow II 144A 5.375% 11/15/31 #	610,000	479,802
Gray Television 144A 4.75% 10/15/30 #	275,000	206,502
Netflix 4.875% 4/15/28	190,000	178,244
Nexstar Media 144A 4.75% 11/1/28 #	345,000	293,943
Nielsen Finance
144A 4.50% 7/15/29 #	125,000	124,763
144A 4.75% 7/15/31 #	410,000	402,546

Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	797,265
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	213,448
		7,565,607
Real Estate Investment Trusts — 0.31%
XHR 144A 4.875% 6/1/29 #	270,000	223,160
		223,160
Retail — 4.39%
Asbury Automotive Group
144A 4.625% 11/15/29 #	360,000	288,682
4.75% 3/1/30	320,000	250,428
Bath & Body Works
6.875% 11/1/35	295,000	247,150
6.95% 3/1/33	330,000	265,933
144A 9.375% 7/1/25 #	116,000	120,234

Bloomin' Brands 144A 5.125% 4/15/29 #	495,000	413,133
CP Atlas Buyer 144A 7.00% 12/1/28 #	250,000	186,553
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	630,000	563,072
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	362,578
PetSmart 144A 7.75% 2/15/29 #	540,000	483,592
		3,181,355
Services — 5.53%
ADT Security 144A 4.125% 8/1/29 #	470,000	391,096
Ahern Rentals 144A 7.375% 5/15/23 #	230,000	156,089
NQ-FLA [9/22] 11/22 (2605051)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Clarivate Science Holdings 144A 4.875% 7/1/29 #	640,000	$ 502,150
Gartner 144A 4.50% 7/1/28 #	395,000	353,764
Iron Mountain
144A 5.25% 3/15/28 #	460,000	404,140
144A 5.25% 7/15/30 #	260,000	215,712

NESCO Holdings II 144A 5.50% 4/15/29 #	445,000	371,473
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	135,000	98,991
Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	249,722
Sotheby's 144A 5.875% 6/1/29 #	455,000	376,729
United Rentals North America 5.25% 1/15/30	430,000	389,769
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	498,959
White Cap Parent 144A 8.25% 3/15/26 #, >	3,000	2,547
		4,011,141
Technology & Electronics — 4.19%
AthenaHealth Group 144A 6.50% 2/15/30 #	445,000	352,640
Black Knight InfoServ 144A 3.625% 9/1/28 #	410,000	352,354
Entegris Escrow
144A 4.75% 4/15/29 #	19,000	16,779
144A 5.95% 6/15/30 #	585,000	535,240

Go Daddy Operating 144A 3.50% 3/1/29 #	475,000	389,650
NCR
144A 5.00% 10/1/28 #	220,000	173,520
144A 5.25% 10/1/30 #	450,000	340,446

Sensata Technologies 144A 4.00% 4/15/29 #	575,000	477,074
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	402,285
		3,039,988
Transportation — 3.07%
American Airlines 144A 5.75% 4/20/29 #	75,000	65,571
Delta Air Lines 7.375% 1/15/26	224,000	226,800
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	224,361
Laredo Petroleum 144A 7.75% 7/31/29 #	420,000	387,813
Seaspan 144A 5.50% 8/1/29 #	730,000	563,897
VistaJet Malta Finance 144A 6.375% 2/1/30 #	922,000	756,017
		2,224,459
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 2.61%
Calpine
144A 4.625% 2/1/29 #	155,000	$ 126,605
144A 5.00% 2/1/31 #	510,000	405,963
144A 5.125% 3/15/28 #	270,000	232,454

PG&E 5.25% 7/1/30	240,000	204,775
Vistra
144A 7.00% 12/15/26 #, μ, ψ	670,000	586,421
144A 8.00% 10/15/26 #, μ, ψ	365,000	336,217
		1,892,435
Total Corporate Bonds (cost $74,893,396)		62,382,975

Loan Agreements — 8.40%
Applied Systems 2nd Lien 8.462% (LIBOR03M + 5.50%) 9/19/25 •	1,434,194	1,416,266
Calpine 5.62% (LIBOR01M + 2.50%) 12/16/27 •	634	614
Clydesdale Acquisition Holdings Tranche B 7.019% (SOFR01M + 4.18%) 4/13/29 •	119,700	113,245
Covis Finco Tranche B 10.203% (SOFR03M + 6.65%) 2/18/27 •	302,250	241,044
Epicor Software 2nd Lien 10.865% (LIBOR01M + 7.75%) 7/31/28 •	368,200	360,652
Form Technologies Tranche B 7.48% (LIBOR03M + 4.50%) 7/22/25 •	633,783	562,482
Hamilton Projects Acquiror 8.174% (LIBOR03M + 4.50%) 6/17/27 •	576,228	566,350
Hexion Holdings 1st Lien 7.413% (SOFR03M + 4.65%) 3/15/29 •	129,675	111,261
Hexion Holdings 2nd Lien 10.556% (SOFR01M + 7.54%) 3/15/30 •	330,000	272,250
PECF USS Intermediate Holding III 7.069% (LIBOR03M + 4.25%) 12/15/28	367,225	315,125
Pre Paid Legal Services 2nd Lien 10.07% (LIBOR03M + 7.00%) 12/14/29 •	230,000	217,350
Sovos Compliance 1st Lien 7.615% (LIBOR01M + 4.50%) 8/11/28 •	134,087	128,388
SPX Flow 7.634% (SOFR01M + 4.50%) 4/5/29 •	466,000	431,633
SWF Holdings I 7.602% (LIBOR03M + 4.00%) 10/6/28 •	404,800	317,768
UKG 2nd Lien 7.535% (LIBOR03M + 5.25%) 5/3/27 •	574,000	545,300
Vantage Specialty Chemicals 1st Lien 6.753% (LIBOR03M + 3.50%) 10/28/24	338,776	327,766

4    NQ-FLA [9/22] 11/22 (2605051)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Vantage Specialty Chemicals 2nd Lien 11.32% (LIBOR03M + 8.25%) 10/27/25 •	169,000	$ 164,057
Total Loan Agreements (cost $6,411,756)		6,091,551
	Number of shares
Short-Term Investments — 3.90%
Money Market Mutual Funds — 3.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	706,566	706,566
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	706,568	706,568
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	706,568	706,568
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	706,568	706,568
Total Short-Term Investments (cost $2,826,270)		2,826,270

Total Value of Securities—98.50% (cost $84,240,631)		71,406,146
Receivables and Other Assets Net of Liabilities—1.50%		1,086,974
Net Assets Applicable to 14,179,951 Shares Outstanding—100.00%		$72,493,120
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $48,516,417, which represents 66.93% of the Series' net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ-FLA [9/22] 11/22 (2605051)    5